Document and Entity Information	May 15, 2023
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A is being filed as an amendment (the “Amendment”) to the Current Report on Form 8-K filed by Ampco-Pittsburgh Corporation (the “Corporation”) on May 19, 2023 (the “Original 8-K”). The Original 8-K was filed to report the results of the matters submitted to a vote at the Corporation’s Annual Meeting of Shareholders held on May 18, 2023 (the “Annual Meeting”). The sole purpose of this Amendment is to disclose the Corporation’s decision regarding how frequently it will conduct future advisory (non-binding) votes on executive compensation. This Amendment does not otherwise revise the Original 8-K in any way.
Document Period End Date	May 15, 2023
Entity Registrant Name	AMPCO-PITTSBURGH CORPORATION
Entity Central Index Key	0000006176
Entity Emerging Growth Company	false
Securities Act File Number	1-898
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	25-1117717
Entity Address, Address Line One	726 Bell Avenue
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	Carnegie
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15106
City Area Code	412
Local Phone Number	456-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	AP
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Series A Warrants to purchase shares of Common Stock
Trading Symbol	AP WS
Security Exchange Name	NYSEAMER